Document And Entity Information	Apr. 15, 2020
Document Information [Line Items]
Entity, Registrant Name	The Providence Service Corporation
Document, Type	8-K
Document, Period End Date	Apr. 15, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34221
Entity, Tax Identification Number	86-0845127
Entity, Address, Address Line One	1275 Peachtree Street
Entity, Address, Address Line Two	Sixth Floor
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	888-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PRSC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001220754